Schedule of Property and Equipment, Net (Parenthetical) (Detail) (World Headquarters Site In Lisle, Illinois)	Oct. 31, 2012 sqft
World Headquarters Site In Lisle, Illinois
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	1,200,000